Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 7 — PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consisted of the following:

	As of December 31,
	2022	2021
Buildings	$9,165,874	$1,971,463
Machinery equipment and tools	5,158,903	4,867,159
Electronic devices	104,020	74,206
Office equipment	21,829	14,337
Vehicles	387,780	352,921
Construction in progress	1,057,565	574,016
Subtotal	15,895,971	7,854,102
Less: accumulated depreciation	(3,595,480)	(3,230,949)
Property, plant and equipment, net	$12,300,491	$4,623,153

Depreciation expenses for the years ended December 31, 2022, 2021 and 2020 amounted to $615,050, $563,120 and $499,449, of which $546,305, $507,072 and $354,618 were included in cost of revenues, respectively, and of which $68,745, $56,048 and $144,831 were included selling, general and administrative expenses, respectively.

As of December 31, 2022 and 2021, certain properties were pledged as collaterals to secure the Company’s bank loans from Rural Commercial Bank of Shandong and Bank of Weifang (see Note 9).

During the years ended December 31, 2022, 2021 and 2020, respectively, the Company did not record impairment to its property, plant and equipment.